Parent Company - Statements of Financial Condition (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 126,978	$ 75,864	$ 50,729	$ 66,010
Other assets	34,944	32,823
Total assets	4,536,720	3,319,458
Liabilities
Accounts payable and accrued expenses and other liabilities	120,950	93,331
Total liabilities	4,032,056	2,812,760
Members' equity
Additional paid-in capital	115,274
Accumulated deficit	474	(91,383)
Accumulated other comprehensive income (loss)	412	(3,705)
Total members' equity		212,265
Total liabilities, redeemable membership interest and equity	$ 4,536,720	3,319,458
Virtu Financial, LLC
Members' equity
Total members' equity		212,265
Virtu Financial, LLC and subsidiaries
Assets
Cash and cash equivalents		75,864		66,010	$ 39,978	$ 36,100
Other assets		38,903		41,105
Total assets		3,324,561		3,963,570
Liabilities
Accounts payable and accrued expenses and other liabilities		93,331		80,921
Total liabilities		2,817,863		3,510,282
Redeemable membership interest		294,433		250,000
Members' equity
Accumulated deficit		(91,383)		(74,027)
Accumulated other comprehensive income (loss)		(3,705)		1,327
Total members' equity		212,265		203,288
Total liabilities, redeemable membership interest and equity		3,324,561		3,963,570
Virtu Financial, LLC and subsidiaries | Virtu Financial, LLC
Assets
Cash and cash equivalents		25,939		22	$ 26	$ 228
Receivable from subsidiaries		12,865		22,021
Investment in subsidiaries, equity basis		768,423		748,986
Other assets		29		2,629
Total assets		807,256		773,658
Liabilities
Payable to subsidiaries		291,444		318,127
Accounts payable and accrued expenses and other liabilities		9,114		2,243
Total liabilities		300,558		320,370
Members' equity
Accumulated deficit		(91,383)		(74,027)
Accumulated other comprehensive income (loss)		(3,705)		1,327
Total members' equity		212,265		203,288
Total liabilities, redeemable membership interest and equity		807,256		773,658
Virtu Financial, LLC and subsidiaries | Virtu Financial, LLC | Class A-1 redeemable interest
Liabilities
Redeemable membership interest		294,433		250,000
Virtu Financial, LLC and subsidiaries | Virtu Financial, LLC | Class A-1
Members' equity
Membership interests		$ 19,648		$ 19,648
Common Unit Authorized		1,964,826		1,964,826
Common Unit, Issued		1,964,826		1,964,826
Common Unit, Outstanding		1,964,826		1,964,826
Virtu Financial, LLC and subsidiaries | Virtu Financial, LLC | Class A-2
Members' equity
Membership interests		$ 287,705		$ 256,340
Common Unit Authorized		101,381,332		101,381,332
Common Unit, Issued		100,627,010		100,627,010
Common Unit, Outstanding		99,855,666		99,459,345